Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities, Transferees) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 37.5	[1]	2,250.7	[1]	3,513.7	[1]
Delinquencies	4.0		240.4		588.4
Credit losses	2.9		173.5		436.2
Retained interest in sold receivables	$ 1.7		102.7		189.3

[1]	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2013 and as of March 31, 2014.